Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement, Noncash Expense [Abstract]
Schedule of Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity
The following table presents movements in the outstanding restricted stock units and restricted stock under the AerCap Equity Plans during the year ended December 31, 2025:

	Year Ended December 31, 2025
	Number of service-based restricted stock units and restricted stock	Number of performance-based restricted stock units and restricted stock	Weighted average grant date fair value of service-based grants ($)	Weighted average grant date fair value of performance-based grants ($)
Number at beginning of period	2,419,993	4,284,948	$60.70	$56.81
Granted (a)	1,503,215	2,071,038	102.02	95.01
Vested (b)	(1,048,621)	(2,863,296)	80.33	52.58
Forfeited	(43,991)	(55,217)	75.10	74.18
Number at end of period	2,830,596	3,437,473	$75.15	$83.07

(a)Includes 2,806,828 shares of restricted stock granted under the AerCap Equity Plans, of which 1,886,835 shares of restricted stock were issued, with the remaining 919,993 ordinary shares being withheld and applied to pay the taxes involved. As part of the 919,993 ordinary shares withheld to pay for taxes, 501,687 ordinary shares were treated as granted and subsequently vested on the grant date under specific Irish tax legislation. As a result, we recognized an expense of $51 million on the grant dates associated with these ordinary shares.
(b)391,720 restricted stock units, which were previously granted under the AerCap Equity Plans, vested. In connection with the vesting of the restricted stock units, the Company issued, in full satisfaction of its obligations, 269,712 ordinary shares to the holders of these restricted stock units, with the remainder being withheld and applied to pay the taxes in respect of those awards. Restrictions on 3,018,510 shares of restricted stock (2,810,898 shares of restricted stock net of withholding for taxes) lapsed during the period. In addition, 501,687 ordinary shares were treated as granted and subsequently vested on the grant dates, as described in (a) above.
Schedule of Expected Share-based Compensation Expenses Assuming Established Performance Criteria are Met and No Forfeitures Occur
The following table presents our expected share-based compensation expense based on existing grants, assuming that the established performance criteria are met and that no forfeitures occur:

Expected share-based compensation expense
(U.S. Dollars in millions)
2026	$106.1
2027	85.4
2028	73.9
2029	37.1
2030	7.9